INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

11.         INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of December 31,
	2020	2021
Intangible assets not subject to amortization:
Trademark	7,766	7,766
Intangible assets subject to amortization:
Trademark	1,551	2,298
Student base	7,939	8,213
Initial franchise	1,626	1,626
Brand	1,195	1,224
Non-compete agreement	674	690
Customer relationship	92	94
Software and courses	545	669
Contracts	31	31
Total costs	21,419	22,611
Less: accumulated amortization	(5,334)	(7,923)
impairment	(1,906)	(1,951)
Intangible assets, net	14,179	12,737

11.         INTANGIBLE ASSETS, NET - continued

Amortization expenses for intangible assets for the years ended December 31, 2019, 2020 and 2021 were $2,224, $2,431 and $2,493, respectively. As of December 31, 2021, the estimated amortization expenses related to intangible assets for next five years is expected to be as follows:

Years ending December 31,
2022	2,259
2023	1,213
2024	937
2025	112
2026	82
2027 and thereafter	368
Total expected amortization expense	4,971

The Group recorded impairment loss for the intangible assets of $79, $1,720 and $nil for the years ended December 31, 2019, 2020 and 2021, respectively.